[LOGO] STANDISH FUNDS(R)

Prospectus

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March 19, 2001              Standish Crossover Bond Fund

                            Standish Opportunistic High Yield Fund

                            Standish Opportunistic Emerging
                            Markets Debt Fund


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents
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                      Risk/Return Summary..................................3
                         Who may want to invest............................3
                         Mutual fund risks.................................3
                         Crossover Bond Fund...............................4
                         Opportunistic High Yield Fund.....................6
                         Opportunistic Emerging Markets Debt Fund..........8

                      The Funds' Investments and Related Risks............10
                         Additional investment policies...................11

                      The Investment Adviser..............................12
                         About Standish(R)................................12
                         Fund managers....................................13
                         Advisory services and fees.......................13
[GRAPHIC OMITTED]
                      Investment and Account Information..................14
                         How to purchase shares...........................14
                         How to exchange shares...........................15
                         How to redeem shares.............................15
                         Transaction and account policies.................16
                         Valuation of shares..............................16
                         Dividends and distributions......................16

                      Fund Details........................................17
                         Taxes............................................17
                         The funds' service providers.....................17

                      For More Information................................20


Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  2

Risk/Return Summary
--------------------------------------------------------------------------------

Standish currently manages more than $43.5 billion of assets for a broad range of clients in the U.S. and abroad.

Standish, Ayer & Wood, Inc. manages each fund. Standish believes that discovering pockets of inefficiency is the key to adding value to fixed income investments. Standish focuses on identifying undervalued sectors and securities and deemphasizes the use of interest rate forecasting. Standish looks for fixed income securities with the most potential for added value, such as those with unique structural characteristics or innovative features and the potential for credit upgrades.

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Descriptions of the funds begin on the next page and include more information about each fund's key investments and strategies, principal risk factors, past performance and expenses.

Who may want to invest

These fixed income funds may be appropriate for investors:

o     Looking to diversify a fixed income portfolio with a high level of income.

o Willing to tolerate fluctuations in bond prices due to interest rate changes.

o Looking for higher returns than an investment grade bond fund and are willing to tolerate greater volatility.

In addition, for Opportunistic Emerging Markets Debt Fund:

o Looking to diversify a fixed income portfolio beyond just developed foreign markets.

o Prepared to accept the heightened risks associated with investing in emerging markets.

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Mutual fund risks

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       3                                   Funds

Risk Return Summary
--------------------------------------------------------------------------------

                        --------------------------------------------------------
                               Crossover Bond Fund
                        --------------------------------------------------------

 Investment objective   To maximize total return, consistent with preserving
                        principal, primarily through the generation of current income and capital appreciation.

                        --------------------------------------------------------

      Key investments   The fund invests, under normal circumstances, at least
       and strategies   95% of assets in fixed income securities issued by U.S.
                        and foreign governments, companies and banks, as well as preferred stocks, convertible bonds and tax-exempt bonds. All of the fund's assets are U.S. dollar denominated. The fund may also invest in futures contracts and options in an attempt to manage portfolio risks and enhance returns.

                        --------------------------------------------------------

       Credit quality   The fund invests primarily in below investment grade
                        securities with an emphasis on those issues that appear likely to be upgraded. Many of these securities have higher yields and offer a higher level of current income than U.S. government bonds but at heightened levels of risk. As a result, the fund may realize substantial capital appreciation over time. All securities must be rated BB-/Ba3 or higher at the time of purchase.

                        --------------------------------------------------------

     Targeted average
     portfolio credit   In the range of BB+/Ba1 to BB-/Ba3.
              quality

                        --------------------------------------------------------

             Maturity The fund generally will maintain an average dollar-weighted effective maturity of 5 to 13 years but may invest in individual securities of any maturity.

                        --------------------------------------------------------

      How investments   The adviser focuses on identifying undervalued sectors
         are selected   and securities, and minimizes the use of interest rate
                        anticipation strategies. The adviser selects securities
                        for the fund's portfolio by:

                        o Employing top down quantitative and macro-economic analysis to allocate assets to undervalued industries to seek to maximize investment returns.

                        o Using fundamental analysis to identify those securities with the most potential for capital appreciation, such as those that offer favorable relative value and the best opportunity for credit upgrade.

                        o Targeting individual issues that that are rated in the BB rating category.

                        o Focusing on securities in areas of the yield curve that offer the most favorable risk/return characteristics.

                        --------------------------------------------------------

   Principal risks of   Investors could lose money on their investments in the
investing in the fund   fund or the fund could under perform other possible
                        investments if any of the following occurs:

                        o Interest rates rise, which will make the prices of fixed income securities and the value of the fund's portfolio go down.

                        o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade fixed income securities.

                        o When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

                        o When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

                        o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

                        o Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

                        o During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures contracts or closing out its position at a price which the adviser believes would be advantageous to the fund.

Other principal risks   There is a greater risk that the fund will lose money
                        because it invests primarily in high yield securities.
                        These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

                        The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than other funds. To the extent the fund invests more of its assets in a single issuer, the fund's share price may be adversely affected by events affecting that issuer.


Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  4

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         Total return   Because the fund is newly organized, it does not yet
          performance   have a performance history which can be shown in a bar
                        chart or total return table.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based upon estimates for the current fiscal year.

                                                   Crossover
                                                    Bond Fund
Shareholder fees (fees paid
directly from your investment)                        None

Annual fund operating expenses(1)
(expenses that are deducted
from fund assets)

   Management fees                                    0.40%
   Distribution (12b-1) fees                          None
   Other expenses                                     0.20%
   Total annual fund operating
   expenses                                           0.60%

   -----------------------------------------------------------------------------

(1) Because Standish has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

   Management fees                                    0.00%
   Other expenses                                     0.10%
   Total annual fund
   operating expenses                                 0.10%

This cap may be changed or eliminated.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                     After               After
                                    1 year              3 years

Crossover Bond Fund                   $61                $194


     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       5                                   Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                        --------------------------------------------------------
                               Opportunistic High Yield Fund
                        --------------------------------------------------------

 Investment objective   To maximize total return, consistent with preserving
                        principal, primarily through the generation of current income and, to a lesser extent, capital appreciation.

                        --------------------------------------------------------

      Key investments   The fund invests, under normal circumstances, at least
       and strategies   95% of assets in fixed income securities issued by U.S.
                        and foreign governments, companies and banks, as well as convertible bonds, bank loans, preferred stocks and tax-exempt bonds. All of the fund's assets are U.S.
                        dollar denominated. The fund may also invest in futures contracts and options in an attempt to manage portfolio risks and enhance returns.

                        --------------------------------------------------------

       Credit quality   The fund invests primarily in below investment grade
                        securities with an emphasis on those issues that appear likely to be upgraded. Many of these securities have higher yields and offer a higher level of current income than U.S. government bonds but at heightened levels of risk. As a result, the fund may realize substantial capital appreciation over time. All securities must be rated B-/B3 or higher at time of purchase.

                        --------------------------------------------------------

     Targeted average
     portfolio credit   In the range of BB+/Ba1 to B/B2.
              quality

                        --------------------------------------------------------

             Maturity The fund generally will maintain an average dollar-weighted effective maturity of 5 to 13 years but may invest in individual securities of any maturity.

                        --------------------------------------------------------

      How investments   The adviser focuses on identifying undervalued sectors
         are selected   and securities, and minimizes the use of interest rate
                        anticipation strategies. The adviser achieves this by
                        selecting securities for the fund's portfolio by:

                        o Employing top down quantitative and macro-economic analysis to allocate assets to undervalued industries to seek to maximize investment returns.

                        o Using fundamental analysis to identify those securities with the most potential for capital appreciation, such as those that offer favorable relative value and the best opportunity for credit upgrade.

                        o Targeting individual issues that that are rated in the BB and B rating categories.

                        o Focusing on securities in areas of the yield curve that offer the most favorable risk/return characteristics.

                        --------------------------------------------------------

   Principal risks of   Investors could lose money on their investments in the
     investing in the   fund or the fund could under perform other possible
                 fund   investments if any of the following occurs:

                        o Interest rates rise, which will make the prices of fixed income securities and the value of the fund's portfolio go down.

                        o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade fixed income securities.

                        o When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

                        o When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

                        o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

                        o Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

                        o During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures contracts or closing out its position at a price which the adviser believes would be advantageous to the fund.

Other principal risks   There is a greater risk that the fund will lose money
                        because it invests primarily in high yield securities.
                        These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

                        The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than other funds. To the extent the fund invests more of its assets in a single issuer, the fund's share price may be adversely affected by events affecting that issuer.


Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  6

--------------------------------------------------------------------------------

         Total return   Because the fund is newly organized, it does not yet
          performance   have a performance history which can be shown in a bar
                        chart or total return table.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based upon estimates for the current fiscal year.

                                                  Opportunistic
                                                      High
                                                   Yield Fund
Shareholder fees (fees paid
directly from your investment)                        None

Annual fund operating expenses(1)
(expenses that are deducted
from fund assets)
   Management fees                                    0.40%
   Distribution (12b-1) fees                          None
   Other expenses                                     0.20%
   Total annual fund operating
   expenses                                           0.60%
   -----------------------------------------------------------------------------

(1) Because Standish has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

   Management fees                                    0.00%
   Other expenses                                     0.10%
   Total annual fund
   operating expenses                                 0.10%

This cap may be changed or eliminated.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     After               After
                                    1 year              3 years

Opportunistic High Yield Fund         $61                $194


     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       7                                   Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                        --------------------------------------------------------
                            Opportunistic Emerging Markets Debt Fund
                        --------------------------------------------------------

 Investment objective   The fund's investment objective is to generate a high
                        total return through a combination of capital appreciation and income. The fund pursues this objective by investing primarily in lower quality emerging market government and corporate bonds.

                        --------------------------------------------------------

      Key investments   The fund invests, under normal circumstances, at least
       and strategies   65% of assets in lower quality fixed income securities
                        issued by governments, companies and banks of emerging markets, as well as preferred stocks, warrants and tax-exempt bonds. At least 65% of the assets are U.S.
                        dollar denominated or currency hedged to seek to protect the U.S. dollar value of the fund's assets. The fund may also invest in futures contracts and options in an attempt to manage portfolio risks and enhance returns.

                        --------------------------------------------------------

       Credit quality   The fund invests at least 65% of assets in lower quality
                        emerging market debt securities. Many of these securities have higher yields and offer a higher level of current income than U.S. government bonds but at heightened levels of risk. The fund may realize substantial capital appreciation or depreciation over a short time. The fund may invest in securities of any credit quality, including securities that are in default as to principal or interest.

                        --------------------------------------------------------

     Targeted average
     portfolio credit   In the range of BB/Ba to B/B2.
              quality

                        --------------------------------------------------------

             Maturity The fund generally will maintain an average dollar-weighted effective maturity of 5 to 13 years but may invest in individual securities of any maturity.

                        --------------------------------------------------------

      How investments   The adviser uses an investment process that combines top
         are selected   down country allocation and bottom up security
                        selection. The adviser selects individual securities for
                        investment by:

                        o Employing a top down approach to investing in countries that it believes are undergoing positive fundamental change or that are fundamentally mispriced. The approach emphasizes fundamental and quantitative research and considers factors such as economic growth, social and political risk, and fiscal and monetary policy.

                        o Selecting individual issues based upon fundamental and quantitative assessment emphasizing relative creditworthiness, yield to maturity, interest rate spread, duration and liquidity.

                        o Selecting individual securities to create exposure to foreign currencies that it believes will provide a high level of income or the potential for capital appreciation.

                        --------------------------------------------------------

   Principal risks of   Investors could lose money on their investments in the
     investing in the   fund or the fund could under perform other possible
                 fund   investments if any of the following occurs:

                        o Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

                        o The adviser is not able to adequately protect the U.S. dollar value of the fund's assets through currency hedging at times when the value of foreign currencies in which some of the fund's securities are denominated declines relative to the U.S. dollar.

                        o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade fixed income securities.

                        o When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

                        o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

                        o Interest rates rise, which will make the prices of fixed income securities and the value of the fund's portfolio go down.

                        o During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures or swap contracts, or closing out its position at a price which the adviser believes would be advantageous to the fund.

Other principal risks   There is a greater risk that the fund will lose money
                        because it invests primarily in high yield securities of emerging market issuers. Many of these securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

                        The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than other funds. To the extent the fund invests more of its assets in a single issuer, the fund's share price may be adversely affected by events affecting that issuer.


Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  8

--------------------------------------------------------------------------------

         Total return   Because the fund is newly organized, it does not yet
          performance   have a performance history which can be shown in a bar
                        chart or total return table.


Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based upon estimates for the current fiscal year.

                                               Opportunistic
                                             Emerging Markets
                                                 Debt Fund

Shareholder fees (fees paid
directly from your investment)                     None

Annual fund operating expenses(1)
(expenses that are deducted
from fund assets)
   Management fees                                 0.50%
   Distribution (12b-1) fees                       None
   Other expenses                                  0.50%
   Total annual fund operating
   expenses                                        1.00%

   -----------------------------------------------------------------------------

(1) Because Standish has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

   Management fees                                 0.00%
   Other expenses                                  0.30%
   Total annual fund
   operating expenses                              0.30%

This cap may be changed or eliminated.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                     After               After
                                    1 year              3 years
Opportunistic Emerging
Markets Debt  Fund                   $102                $322


     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       9                                   Funds

The Funds' Investments and Related Risks
--------------------------------------------------------------------------------

The funds may invest in a wide range of fixed income securities.

Additional Information About the Funds' Principal Investments

Fixed income investments Fixed income investments include bonds, notes (including structured notes), convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The Opportunistic High Yield and Opportunistic Emerging Markets Debt Funds are allowed to invest in bank loans, loan assignments and participations.

Bank loans are privately negotiated loans issued by one or more banks or other types of financial institutions to a foreign company or government. The fund's investment in these loans may be in the form of participations and assignments. In a participation, the fund acquires the right to receive a portion of the amount repaid by the borrower. In an assignment, the fund acquires direct rights against the borrower for a portion of the loan. Investments in bank loans, participations and assignments involve special risks, including a lack of liquidity and the risk that the borrower and the lender may default on their obligations.

Information About the Funds' Other Investment Strategies

Sovereign Default Risk The Opportunistic Emerging Markets Fund invests in sovereign debt securities of foreign governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

Additional Investment Policies

Credit quality Securities are considered below investment grade if rated below the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality.

Securities are considered lower quality if they are below investment grade or are in the lowest investment grade category (BBB/Baa).

The Opportunistic High Yield Fund may only purchase securities rated B-/B3 or higher. If unrated, the Standish internal rating must be B-/B3 or higher at time of purchase.

The Crossover Bond Fund may only purchase securities rated BB-/Ba3 or higher. If unrated, the Standish internal rating must be BB-/Ba3 or higher at time of purchase.

If a security receives "split" (different) ratings from multiple rating organizations, a fund will treat the security as being rated in the higher rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.


Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  10

--------------------------------------------------------------------------------

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts Each fund may, but is not required to, use derivative contracts for any of the following purposes:

o To hedge against adverse changes in the market value of securities held by or to be bought for a fund caused by changing interest rates or currency exchange rates.

o     As a substitute for purchasing or selling securities.

o To shorten or lengthen the effective maturity or duration of a fund's portfolio.

o     To enhance a fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund's portfolio less liquid and harder to value, especially in volatile markets.

Securities lending Each fund may seek to increase its income by lending portfolio securities to financial institutions, such as certain broker-dealers. In order to secure their obligations to return securities loaned by a fund, borrowers will deposit collateral in an amount maintained on a current basis at least equal to the market value of the securities loaned. The value of the securities loaned by a fund will not exceed 33 1/3% of the value of the fund's total assets. A fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the fund.

Impact of high portfolio turnover Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

Investment objective Each fund's investment objective may be changed by the fund's trustees without shareholder approval.


     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       11                                  Funds

The Investment Adviser
--------------------------------------------------------------------------------

Standish offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

About Standish

Standish was established in 1933 and manages more than $43.5 billion in assets for institutional and individual investors in the U.S. and abroad. Standish is the adviser to each fund.

Standish is a privately held investment management firm. Ownership is shared by a limited number of employees of the firm. Standish believes the firm's organizational structure has helped preserve an entrepreneurial orientation which reinforces its commitment to investment performance.

Standish believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, Standish has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish.

Standish relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets. In each market, Standish seeks to uncover opportunity by utilizing detailed analysis and thorough adherence to a strict set of disciplines. Standish uses fundamental research to identify a security sufficiently complex as to have been misvalued by more traditional analysis. Standish uses sophisticated quantitative techniques, which may help identify market misvaluations that can be exploited by their portfolio managers.

Standish strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, Standish has built a powerful internal network of complimentary resources.


Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  12

--------------------------------------------------------------------------------

Fund managers

-------------------------------------------------------------------------------------------------------------------
Fund                             Fund managers             Positions during past
                                                           five years
-------------------------------------------------------------------------------------------------------------------

Crossover Bond Fund              John R. McNichols         Director and a Chartered Financial Analyst, John is a
Opportunistic High Yield                                   portfolio manager for aggressive core fixed income
Fund                                                       accounts and co-director of global credit investing. His
                                                           prior experience with Standish includes managing
                                                           emerging markets fixed income investments and corporate
                                                           bond research.

                                 David C. Stuehr           Director and Chartered Financial Analyst, David is the
                                                           co-director of global credit investing. He joined the
                                                           company in January 1990 from Gardner and Preston Moss
                                                           where he worked for three years. His prior experience at
                                                           Standish includes research assignments in the media,
                                                           telecom, paper, and consumer product industries.

-------------------------------------------------------------------------------------------------------------------

Opportunistic Emerging           John L. Peta              Vice president and a Chartered Financial Analyst, John
Markets Debt Fund                                          is responsible for emerging market fixed income research
                                                           and international quantitative analysis. John joined
                                                           Standish from Chancellor-LGT Asset Management in 1997.

                                 Kent J. Wosepka           Vice president and a Chartered Financial Analyst, Kent
                                                           is responsible for emerging market fixed income
                                                           research. Prior to joining Standish in 1998, Kent worked
                                                           at Jeffrey Slocum & Associates and Rowe Price-Fleming
                                                           International, Inc.

-------------------------------------------------------------------------------------------------------------------

Advisory services and fees

Standish provides each fund with portfolio management and investment research services. The adviser places orders to buy and sell each fund's portfolio securities and manages each fund's business affairs. The adviser is entitled to an advisory fee for these services as set forth below. However, the adviser has agreed to limit the funds' total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). These agreements are temporary and may be terminated or changed at any time.

------------------------------------------------------------------------------------------------------
                            Annual Advisory Fee Rates
               (as a percentage of the fund's average net assets)

                                     Contractual advisory fee          Current expense limitation
------------------------------------------------------------------------------------------------------
Crossover Bond Fund                         0.40%                                0.10%
------------------------------------------------------------------------------------------------------
Opportunistic High Yield Fund               0.40%                                0.10%
------------------------------------------------------------------------------------------------------
Opportunistic Emerging                      0.50%                                0.30%
Markets Debt Fund
------------------------------------------------------------------------------------------------------

                               Investment Adviser


                           Standish, Ayer & Wood, Inc.
                              One Financial Center
                        Boston, Massachusetts 02111-2662


     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       13                                  Funds

Investment and Account Information
--------------------------------------------------------------------------------

How to purchase shares

Minimum initial investment: $100,000

Minimum subsequent investment: $5,000

Only existing Standish clients are eligible to invest in these funds. Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Standish and their immediate families.

All orders to purchase shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Good form means that you have provided the following information with your request: Name of the fund; account number (if an existing account); dollar amount or number of shares to be purchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request.

Shares of the funds are not available for sale in every state.

By check

Opening an account

o Send a check to the distributor payable to Standish Funds with the completed original account application.

Adding to an account

o Send a check to the distributor payable to Standish Funds and a letter of instruction with the account name and number and effective date of the request.

By wire

Opening an account

o     Send the completed original account application to the distributor.

o     Call the distributor to obtain an account number.

o Instruct your bank to wire the purchase amount to Investors Bank & Trust Company (see below).

Adding to an account

o Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company (see below).

By fax

Opening an account

o     Fax the completed account application to 617-350-0042.

o     Mail the original account application to the distributor.

o     Follow the instructions for opening an account by wire.

Adding to an account

o Fax a letter of instruction to 617-350-0042 with the account name and number and effective date of the request.

o Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company.

Through a financial intermediary

Opening or adding to an account

o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

The distributor's address is:

Standish Fund Distributors, L.P.
P.O. Box 1407
Boston, Massachusetts 02205-1407
Tel:  1-800-221-4795
Fax:  617-350-0042
Email:  funds@saw.com

Wire instructions:

Investors Bank & Trust Company
Boston, MA
ABA#: 011 001 438
Account #: 79650-4116
Fund name:
Investor account #:


Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  14

--------------------------------------------------------------------------------

How to exchange shares

You may exchange shares of a fund for the same class of shares of any other Standish fund, if the registration of both accounts is identical. A fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange. Please read the prospectus of the Standish fund into which you are exchanging before requesting an exchange.

By mail

o Send a letter of instruction to the distributor signed by each registered account owner.

o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

o     Provide both account numbers.

o     Signature guarantees may be required (see below).

By telephone

o     If the account has telephone privileges, call the distributor.

o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

o     Provide both account numbers.

o The distributor may ask for identification and all telephone transactions may be recorded.

How to redeem shares

All orders to redeem shares received by the distributor before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law.

By mail

o Send a letter of instruction to the distributor signed by each registered account owner.

o State the name of the fund and number of shares or dollar amount to be sold.

o     Provide the account number.

o     Signature guarantees may be required (see below).

By telephone

For check or wire

o     If the account has telephone privileges, call the distributor.

o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

o The distributor may ask for identification and all telephone transactions may be recorded.

By fax

o     Fax the request to the distributor at 617-350-0042.

o Include your name, the name of the fund and the number of shares or dollar amount to be sold.

o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

Through a financial intermediary

o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.


     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       15                                  Funds

Investment and Account Information
--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of a fund (which generally will be a taxable event). The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o     members of the STAMP program or the Exchange's Medallion Signature Program

o a broker or securities dealer v a federal savings, cooperative or other type of bank

o     a savings and loan or other thrift institution

o     a credit union

o     a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, Standish may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. Standish will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

Each fund offers its shares at the NAV per share of the fund or class, if more than one class is offered. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the funds accelerate calculation of NAV and transaction deadlines to that time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

Dividends and distributions

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The funds declare and distribute dividends from net investment income quarterly. The funds declare and distribute net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Substantially all of a fund's distributions will be from net investment income.


Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  16

Fund Details
--------------------------------------------------------------------------------

Taxes

--------------------------------------------------------------------------------------------
         Transactions                               Tax Status
--------------------------------------------------------------------------------------------
Sales or exchanges of shares.               Usually capital gain or loss. Tax rate depends
                                            on how long shares are held.
--------------------------------------------------------------------------------------------
Distributions of long-term capital gain.    Taxable as long-term capital gain.
--------------------------------------------------------------------------------------------
Distributions of short-term capital gain.   Taxable as ordinary income.
--------------------------------------------------------------------------------------------
Dividends from net investment income.       Taxable as ordinary income.
--------------------------------------------------------------------------------------------

Every January, the funds provide information to their shareholders about the funds' dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to a 31% federal backup withholding tax.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.
--------------------------------------------------------------------------------

The funds' service providers

                              Principal Underwriter
                        Standish Fund Distributors, L.P.

                  Custodian, Transfer Agent and Fund Accountant

                         Investors Bank & Trust Company

                             Independent Accountants
                           PricewaterhouseCoopers LLP

                                  Legal Counsel
                                Hale and Dorr LLP


     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       17                                  Funds

Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
Funds                                  18

     Standish Crossover Bond, Opportunistic High Yield and Emerging Markets Debt
                                       19                                  Funds

Standish, Ayer & Wood, Inc. is an independent investment counseling firm that manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

For More Information
--------------------------------------------------------------------------------

For investors who want more information about the Standish Crossover Bond Fund, Standish Opportunistic High Yield Fund and Standish Opportunistic Emerging Markets Debt Fund, the following documents are available free upon request.


Statement of Additional Information (SAI)
The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference. Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds at:

Standish Funds
P.O. Box 1407
Boston, MA 02205-1407

Telephone: 1.800.729.0066

Email:
funds@saw.com

Internet:
http://www.standishonline.com

Investors can review the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies:

o For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

o For a fee, by sending an email or electronic request to the Public Reference Room of the Commissioner at publicinfo@sec.gov

o     Free from the Commission's Internet website at http://www.sec.gov

                            [LOGO] STANDISH FUNDS(R)
                                   One Financial Center
                                   Boston, MA 02111-2662
                                   (800) 729.0066

                                                          Investment Company Act
                                                          file number (811-4813)

                                                                          00-316